Shareholder Report, Average Annual Return (Details)	12 Months Ended	60 Months Ended	120 Months Ended
	Jun. 30, 2024	Jun. 30, 2024	Jun. 30, 2024
Taxable Municipal Bond Series
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Taxable Municipal Bond Series
Average Annual Return, Percent	2.25%	(2.63%)	0.98%
Intermediate Government Bond Series
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Intermediate Government Bond Series
Average Annual Return, Percent	4.58%	1.18%	1.72%
Tennessee Tax-Free Short-to-Medium Series
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Tennessee Tax-Free Short-to-Medium Series
Average Annual Return, Percent	1.81%	0.48%	1.04%
Tennessee Tax-Free Income Series
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Tennessee Tax-Free Income Series
Average Annual Return, Percent	2.82%	0.78%	1.79%
North Carolina Tax-Free Short-to-Medium Series
Average Annual Return [Line Items]
Line Graph and Table Measure Name	North Carolina Tax-Free Short-to-Medium Series
Average Annual Return, Percent	1.71%	0.37%	0.93%
North Carolina Tax-Free Income Series
Average Annual Return [Line Items]
Line Graph and Table Measure Name	North Carolina Tax-Free Income Series
Average Annual Return, Percent	2.89%	0.57%	1.81%
Mississippi Tax-Free Income Series
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Mississippi Tax-Free Income Series
Average Annual Return, Percent	2.60%	0.51%	1.93%
Kentucky Tax-Free Short-to-Medium Series
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Kentucky Tax-Free Short-to-Medium Series
Average Annual Return, Percent	1.83%	0.70%	1.16%
Kentucky Tax-Free Income Series
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Kentucky Tax-Free Income Series
Average Annual Return, Percent	3.03%	0.88%	1.95%
Alabama Tax-Free Income Series
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Alabama Tax-Free Income Series
Average Annual Return, Percent	3.17%	0.82%	2.03%
Bloomberg Taxable Municipal Bond Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg Taxable Municipal Bond Index
Average Annual Return, Percent	3.81%	0.34%	2.88%
Bloomberg Intermediate U.S. Government Bond Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg Intermediate U.S. Government Bond Index
Average Annual Return, Percent	3.40%	0.29%	1.11%
Bloomberg Municipal Bond Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg Municipal Bond Index
Average Annual Return, Percent	3.21%	1.16%	2.39%